Inventories	12 Months Ended
Dec. 31, 2019
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Inventories
19.	Inventories

Million US dollar	2019	2018
Prepayments	105	123
Raw materials and consumables	2 478	2 387
Work in progress	405	363
Finished goods	1 257	1 215
Goods purchased for resale	182	146
Inventories	4 427	4 234
Inventories other than work in progress
Inventories stated at net realizable value	171	59
The cost of inventories recognized as an expense in 2019 amounts to 20 362m US dollar, included in cost of sales (2018: 19 933m US dollar; 2017: 20 975m US dollar).
Impairment losses on inventories recognized in 2019 amount to 59m US dollar (2018: 72m US dollar; 2017: 72m US dollar)
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